Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Revision Of Previously Issued Financial Statements [Abstract]
Schedule of financial statements
Balance Sheet as of March 31, 2021(Unaudited)	As Previously Reported	Adjustment	Restated
Class A common stock subject to possible redemption	$207,625,237	$22,374,763	$230,000,000
Class A common stock	$224	$(224)	$—
Accumulated deficit	$4,999,202	$(22,374,539)	$(17,375,337)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,374,763)	$(17,374,762)
Balance Sheet as of June 30, 2021(Unaudited)
Class A common stock subject to possible redemption	$202,533,450	$27,466,550	$230,000,000
Class A common stock	$275	$(275)	$—
Additional paid-in capital	$1,487,643	$(1,487,643)	$—
Accumulated deficit	$3,511,508	$(25,978,632)	$(22,467,124)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(27,466,550)	$(22,466,549)
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)	As Previously Reported	Adjustment	Restated
Initial classification of Class A common stock subject to possible redemption	$219,318,940	$10,681,060	$230,000,000

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Initial classification of Class A common stock subject to possible redemption	$196,512,940	$33,487,060	$230,000,000

Schedule statement of changes in stockholders’ equity (deficit) and cash flows
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)	As Previously Reported	Adjustment	Restated
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses	$203,996,943	$(203,996,943)	$—
Initial value of common stock subject to possible redemption	$(207,625,237)	$207,625,237	$—
Accretion for Class A common stock to redemption amount	$—	$(26,003,057)	$(26,003,057)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,374,763)	$(17,374,762)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	$(5,091,787)	$5,091,787	$—
Total Stockholders’ Equity (Deficit)	$5,000,001	$(27,466,550)	$(22,466,549)

Schedule of restatement on the company’s financial statements is reflected
	As Previously Reported For the Three Months Ended March 31, 2021	As Restated For the Three Months Ended March 31, 2021	As Previously Reported For the Three Months Ended June 30, 2021	As Restated For the Three Months Ended June 30, 2021	As Previously Reported For the Six Months Ended June 30, 2021	As Restated For the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	19,651,294	23,000,000	20,762,250	23,000,000	20,245,982	10,038,674
Basic and diluted net loss per share, Class A common stock	$—	$0.30	$—	$(0.18)	$—	$0.22
Basic and diluted weighted average shares outstanding, Class B common stock	8,597,753	5,658,333	8,921,066	5,750,000	7,987,750	5,658,333
Basic and diluted net loss per share, Class B common stock	$1.00	$0.30	$(0.64)	$(0.18)	$0.42	$0.22